Note 11 - Inventories (Details Textual) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Inventory, LIFO Reserve, Effect on Income, Net, Total	$ (11.2)	$ 6.6	$ 18.0
Effect Of LIFO Earnings Per Share Basic	$ (1.15)	$ 0.67	$ 1.81
Effect Of LIFO Earnings Per Share Diluted	$ (1.15)	$ 0.67	$ 1.79